Subsequent Events (Details)	Feb. 13, 2024 USD ($) $ / shares shares
Subsequent Events
Common stock shares agreed to sell | shares	300,000
Price per share | $ / shares	$ 2
Principal amount Bridge note exchanged with common stock | $	$ 600,000
Subsequent Events
Subsequent Events
Common stock shares agreed to sell | shares	300,000
Price per share | $ / shares	$ 2
Principal amount Bridge note exchanged with common stock | $	$ 600,000